File No. 333-117172

    As filed with the Securities and Exchange Commission on October 13, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                     [ ] Pre-Effective Amendment No. __
                     [X] Post-Effective Amendment No. 1

                                  ARMADA FUNDS
                         (formerly known as "NCC Funds")
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code 1-800-622-FUND
                                _________________

                             W. BRUCE MCCONNEL, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                            National City Corporation
                      1900 East Ninth Street, LOC. 01-2224
                              Cleveland, Ohio 44114
                                _________________

It is proposed that this filing will become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Armada Funds is being filed solely to file the final opinion concerning tax matters and consequences as Exhibit 12 to the Registration Statement. Parts A, B and C are otherwise incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on August 31, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 13th day of October, 2004.

                                                   ARMADA FUNDS
                                                   Registrant

                                                   *Herbert Martens
                                                   --------------------
                                                   President and Trustee
                                                   Herbert Martens

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                             DATE
---------                          -----                             ----
/s/ Dennis J. Westley              Treasurer                   October 13, 2004
--------------------
Dennis J. Westley

*John G. Breen                     Trustee                     October 13, 2004
--------------------
John G. Breen

*John F. Durkott                   Trustee                     October 13, 2004
--------------------
 John F. Durkott

*Robert J. Farling                 Trustee                     October 13, 2004
--------------------
 Robert J. Farling

*Richard W. Furst                  Trustee                     October 13, 2004
--------------------
 Richard W. Furst

*Gerald Gherlein                   Trustee                     October 13, 2004
--------------------
Gerald Gherlein

*Herbert Martens                   President and Trustee       October 13, 2004
--------------------
Herbert Martens

*Robert D. Neary                   Trustee and Chairman        October 13, 2004
--------------------               of the Board
 Robert D. Neary

*Kathleen A. Obert                 Trustee                     October 13, 2004
--------------------
Kathleen A. Obert

*J. William Pullen                 Trustee                     October 13, 2004
--------------------
 J. William Pullen


*By:   /s/ W. Bruce McConnel
       --------------------
       W. Bruce McConnel
       Attorney-in-Fact

                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                              18TH & CHERRY STREETS
                           PHILADELPHIA, PA 19103-6996
                                 (215) 988-2700
                              (215) 988-2757 (fax)
                              www.drinkerbiddle.com


                                                                October 11, 2004


Armada Funds
760 Moore Road
King of Prussia, Pennsylvania 19406

The Provident Riverfront Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237


Ladies and Gentlemen:

                  We have acted as counsel to Armada Large Cap Growth Fund, Armada Balanced Allocation Fund, Armada Small Cap Growth Fund, Armada Large Cap Value Fund, Armada Government Mortgage Fund and Armada Government Money Market Fund, each a series of Armada Funds ("Armada") (each, an "Acquiring Fund" and collectively, the "Acquiring Funds"), in connection with the transfer of all of the assets and liabilities of the Riverfront Large Company Select Fund, Riverfront Balanced Fund, Riverfront Small Company Select Fund, Riverfront Select Value Fund, Riverfront U.S. Government Fund and Riverfront U.S. Government Securities Money Market Fund, each a series of The Provident Riverfront Funds ("Provident") (each, an "Acquired Fund" and collectively, the "Acquired Funds") to each corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund, followed by the distribution by each Acquired Fund to its shareholders of the Acquiring Fund shares (collectively, the "Reorganization"), pursuant to the Agreement and Plan of Reorganization, dated as of June 23, 2004 by and between Provident and Armada (the "Agreement"). You have asked for our opinion as to certain Federal income tax consequences of the Reorganization. (All capitalized terms used but not otherwise defined in this letter shall have the meanings ascribed to them in the Agreement.)

                  For purposes of this opinion, we have reviewed the Agreement and such other documents and matters of law and fact as we have considered necessary or appropriate, and we have assumed, with your consent, the following:

                  (i) The Reorganization will be completed in the manner set forth in the Agreement and in the Registration Statement on Form N-14 of Armada (the "Registration Statement") including the Combined Prospectus/Proxy Statement of Armada and Provident contained therein.

                  (ii) The representations contained in the letters of representation from Armada and Provident to us, dated as of this date, are true and complete.

                  (iii) Each Acquiring Fund will qualify as a "regulated investment company" under section 851 of the Internal Revenue Code of 1986, as amended (the "Code") for the current taxable year.

                  On the basis of the foregoing, it is our opinion that:

                  (1) the Reorganization will constitute six "reorganizations" within the meaning of section 368(a) of the Code, and each Acquiring Fund and Acquired Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

                  (2) each Acquired Fund will recognize no gain or loss (a) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for Acquiring Fund shares and the assumption of the liabilities of such Acquired Fund, and (b) upon the distribution of those shares to the shareholders of such Acquired Fund;

                  (3) each Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Acquired Fund in exchange for shares of such Acquiring Fund and the assumption of the liabilities of such Acquired Fund;

                  (4) the tax basis in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to such Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of such Acquired Fund immediately before the transfer;

                  (5) the holding period of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will include the period during which that asset was held by such Acquired Fund;

                  (6) the shareholders of each Acquired Fund will recognize no gain or loss upon their receipt of shares of the corresponding Acquiring Fund;

                  (7) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the corresponding Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor;

                  (8) the holding periods of the Acquiring Fund shares received by each Acquired Fund shareholder will include the holding periods of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares are held by that shareholder as capital assets on this date; and

                  (9) each Acquiring Fund will succeed to and take into account the tax attributes of the corresponding Acquired Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

                  This opinion represents our best legal judgment, but it has no binding effect or official status of any kind, and no assurance can be given that contrary positions may not be taken by the Internal Revenue Service or a court concerning the issues. We express no opinion relating to any Federal income tax matter except on the basis of the facts described above, and any changes in such facts could require a reconsideration and modification of such opinion. We also express no opinion regarding tax consequences under foreign, state or local laws. In issuing our opinion, we have relied solely upon existing provisions of the Code, existing and proposed regulations thereunder, and current administrative positions and judicial decisions. Such laws, regulations, administrative positions and judicial decisions are subject to change at any time. Any such changes could affect the validity of the opinion set forth above. Also, future changes in Federal income tax laws and the interpretation thereof can have retroactive effect.

                  We hereby consent to the filing of this opinion as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement. In giving such consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                         Very truly yours,


                                         /s/  DRINKER BIDDLE & REATH LLP
                                         -----------------------------------
                                              DRINKER BIDDLE & REATH LLP